Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	$ 363,464,000	$ 358,499,000
Equity securities	886,000	1,191,000
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	363,464,000	358,499,000
Equity securities	886,000	1,191,000
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap asset	21,700,000	8,918,000
Swap liability	21,764,000	8,918,000
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	21,693,000	19,601,000
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	229,012,000	206,034,000
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	112,759,000	132,864,000
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,000	$ 1,000
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 31,000